[redacted]

13002709

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUN 05 2013

Washington, DC 20549

CERT NYS

File No. 001-35530

June 5, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Brookfield Renewable Energy Partners L.P., Limited Partnership Units, and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F/A (Amendment No. 6) received on May 17, 2013. Tentative listing date – June 11, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com